Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Certain Customers
Schedule Of Financial Receivables [Line Items]
Accounts receivable, sale	$ 899	$ 712
Accounts receivable sale, amount outstanding	258	190
Receivables Purchase Agreement
Schedule Of Financial Receivables [Line Items]
Accounts receivable securitization following a provision to increase the limit	325
Accounts receivable securitization	250	250
Accounts receivable securitization amount drawn	250	250
Financing receivables, held as collateral	217	201
Accounts receivable, sale	$ 1,602	$ 1,625